Leases (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) [Line Items]
Lease liability	€ 26,038,000
Annual rent payable	72,700
Payment of lease liabilities	1,106,000
Discontinued Operation [Member]
Leases (Details) [Line Items]
Lease Interest Expenses Presented as Discontinued Operation	€ 66,000	€ 74,000
Depreciation expenses		€ 117,000	€ 111,000
Ellomay Solar photovoltaic [Member]
Leases (Details) [Line Items]
Operating Lease Agreement Term	41 years and paid an amount
Right-of-use asset	€ 2,183,000
Lease liability	€ 2,183,000
Ellomay Solar Italy One Srl [Member]
Leases (Details) [Line Items]
Operating Lease Agreement Term	31 years
Lease liability	€ 1,106,000
Office Space [Member]
Leases (Details) [Line Items]
Payment of lease liabilities			€ 264,000